Taxes on Income (Theoretical Tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Income before income taxes, as reported in the statements of income	$ 628	$ 1,364	$ 505
Statutory tax rate (in Israel)	23.00%	23.00%	24.00%
Theoretical tax expense	$ 144	$ 314	$ 121
Add (less) the tax effect of [Abstract]
Tax benefits deriving from the Law for Encouragement of Capital Investments net of natural Resources Tax	(8)	(20)	(4)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	(15)	(186)	23
Tax on dividend	2	0	18
Deductible temporary differences (including carryforward losses) for which deferred taxes assets were not recorded and non–deductible expenses	17	24	15
Taxes in respect of prior years	(5)	0	(27)
Impact of change in tax rates	0	0	(13)
Differences in measurement basis (mainly ILS/USD)	15	(11)	18
Other Differences	(3)	8	7
Taxes on income included in the income statements	$ 147	$ 129	$ 158